Vessels, net/ Advances for vessel acquisition, Net Book Value (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Net Book Value [Abstract]
Beginning balance	$ 58,045,628
Ending balance	393,965,929	$ 58,045,628
Vessels [Member]
Vessel Cost [Abstract]
Beginning balance	60,906,094	24,810,061
Acquisitions, improvements, and other vessel costs	299,460,599	36,096,033
Transfers from Advances for vessel acquisitions	49,687,450
Ending balance	410,054,143	60,906,094
Accumulated Depreciation [Abstract]
Beginning balance	(2,860,466)	(1,110,032)
Period depreciation	(13,227,748)	(1,750,434)
Ending balance	(16,088,214)	(2,860,466)
Net Book Value [Abstract]
Beginning balance	58,045,628	23,700,029
Ending balance	$ 393,965,929	$ 58,045,628